RISK MANAGEMENT (Tables)	9 Months Ended
Sep. 30, 2023
Risk Management
SCHEDULE OF FOREIGN CURRENCY FINANCIAL ASSETS AND LIABILITIES

Foreign currency denominated financial assets and liabilities which expose the Company to currency risk are disclosed below. The amount shown are those reported and translated into CAD at the closing rate.

	Short -term exposure		Long-term exposure
	USD	BWP	BWP

September 30, 2023
Financial assets	2,295,217	2,070,323	46,041,682
Financial liabilities	(358,713)	(2,285,426)	(4,681,513)
Total exposure	1,936,504	(215,103)	41,360,170

	Short -term exposure		Long-term exposure
	USD	BWP	BWP

December 31, 2022
Financial assets	2,834,303	473,980	32,058,793
Financial liabilities	(1,246,825)	(2,176,110)	(1,530,341)
Total exposure	1,587,478	(1,702,130)	30,528,452

SCHEDULE OF CHANGES IN EXCHANGE RATES

If the CAD strengthened against the USD and BWP by 5%, respectively (December 31, 2022 – 5%), it would have had the following impact:

	Profit for the year			Long-term exposure profit for the year
	USD	BWP	Total	BWP
September 30, 2023	96,825	(10,755)	86,070	2,068,008
December 31, 2022	79,374	(85,106)	(5,732)	1,526,423

If the CAD weakened against the USD and BWP by 5%, respectively (December 31, 2022 – 5%), it would have had the following impact:

	Profit for the year			Long-term exposure profit for the year
	USD	BWP	Total	BWP
September 30, 2023	(96,825)	10,755	(86,070)	(2,068,008)
December 31, 2022	(79,374)	85,106	5,732	(1,526,423)

SCHEDULE OF CONTRACTUAL OBLIGATIONS

The following table shows the Company’s contractual obligations as at September 30, 2023:

	Less than 1 year	1 - 2 years	2 - 5 years	Total
Trade payables and accrued liabilities	3,148,177	-	-	3,148,177
Vehicle financing	16,147	64,590	84,282	165,019
Term loan	-	-	12,856,979	12,856,979
Lease liability	1,892,504		-	1,892,504
	5,056,828	64,590	12,941,261	18,062,679

SCHEDULE OF COMPONENTS OF EQUITY DEFICIENCY, LOANS AND BORROWING, OTHER CURRENT LIABILITIES, NET OF CASH

In the management of capital, the Company includes the components of equity, loans and borrowings, and other current liabilities, net of cash.

	September 30, 2023	December 31, 2022
Shareholder’s equity	39,555,251	27,188,344
Current liabilities	5,040,681	12,462,372
	44,595,932	39,650,716
Cash	(8,853,296)	(5,162,991)
	35,742,636	34,487,725